EMPLOYEE STOCK AND SAVINGS PLANS	12 Months Ended
Dec. 31, 2013
EMPLOYEE STOCK AND SAVINGS PLANS

NOTE 11 – EMPLOYEE STOCK AND SAVINGS PLANS

iHeart has various 401(k) savings and other plans for the purpose of providing retirement benefits for substantially all employees. Under these plans, an employee can make pre-tax contributions and iHeart will match a portion of such an employee’s contribution. Employees vest in these iHeart matching contributions based upon their years of service to iHeart. Contributions of $26.6 million, $29.5 million and $27.8 million to these plans for the years ended December 31, 2013, 2012 and 2011, respectively, were expensed.

iHeart offers a non-qualified deferred compensation plan for a select group of management or highly compensated employees, under which such employees were able to make an annual election to defer up to 50% of their annual salary and up to 80% of their bonus before taxes. iHeart suspended all salary and bonus deferrals and company matching contributions to the deferred compensation plan on January 1, 2010. iHeart accounts for the plan in accordance with the provisions of ASC 710-10. Matching credits on amounts deferred may be made in iHeart’s sole discretion and iHeart retains ownership of all assets until distributed. Participants in the plan have the opportunity to allocate their deferrals and any iHeart matching credits among different investment options, the performance of which is used to determine the amounts to be paid to participants under the plan. In accordance with the provisions of ASC 710-10, the assets and liabilities of the non-qualified deferred compensation plan are presented in “Other assets” and “Other long-term liabilities” in the accompanying consolidated balance sheets, respectively. The asset and liability under the deferred compensation plan at December 31, 2013 was approximately $11.8 million recorded in “Other assets” and $11.8 million recorded in “Other long-term liabilities”, respectively. The asset and liability under the deferred compensation plan at December 31, 2012 was approximately $10.6 million recorded in “Other assets” and $10.6 million recorded in “Other long-term liabilities”, respectively.